CONTINGENTLY REDEEMABLE ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Value of Contingently Redeemable Ordinary Shares

The carrying value of the Contingently Redeemable Ordinary Shares as of December 31, 2012 is as follows:

	RMB	US$
Balance as of December 31, 2011	—	—
Issuance of Contingently Redeemable Ordinary Shares	75,648	12,142
Issuance costs	(1,813)	(290)
Changes in redemption value	3,023	485

Balance as of December 31, 2012	76,858	12,337